Restatement of previously issued financial statements (Tables)	12 Months Ended
Dec. 31, 2020
Restatement of previously issued financial statements
Schedule of impact of the restatement on the balance sheets, statements of operations and statements of cash flows

The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
		Restatement
	As Previously Reported	Adjustment	As Restated
Balance Sheet
Total assets	$231,323,610	$—	$231,323,610
Liabilities and stockholders’ equity
Total current liabilities	$267,550	$—	$267,550
Deferred underwriting commissions	6,300,000	—	6,300,000
Derivative warrant liabilities	—	18,791,170	18,791,170
Total liabilities	6,567,550	18,791,170	25,358,720
Class A common stock, $0.0001 par value; shares subject to possible redemption	219,756,050	(18,791,170)	200,964,880
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	102	188	290
Class B common stock - $0.0001 par value	575	—	575
Additional paid-in-capital	5,442,787	7,898,562	13,341,349
Accumulated deficit	(443,454)	(7,898,750)	(8,342,204)
Total stockholders’ equity	5,000,010	—	5,000,010
Total liabilities and stockholders’ equity	$231,323,610	$—	$231,323,610

	For the Year Ended December 31, 2020
		Restatement
	As Previously Reported	Adjustment	As Restated
Statement of Operations
Loss from operations	$(683,869)	$—	$(683,869)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(7,583,670)	(7,583,670)
Financing costs - derivative warrant liabiltiies	—	(315,080)	(315,080)
Interest income from investments in Trust Account	254,149	—	254,149
Income tax expense	(11,434)	—	(11,434)
Total other (expense) income	242,715	(7,898,750)	(7,656,035)
Net loss	$(441,154)	$(7,898,750)	$(8,339,904)

Basic and Diluted weighted-average Class A common stock outstanding	23,000,000		23,000,000
Basic and Diluted net loss per Class A common shares	$0.00		$0.00
Basic and Diluted weighted-average Class B common stock outstanding	5,602,459	—	5,602,459
Basic and Diluted net loss per Class B common shares	$(0.08)	$(1.41)	$(1.49)

	For the Year Ended December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Cash Flows
Net loss	$(441,154)	$(7,898,750)	$(8,339,904)
Change in fair value of derivative warrant liabilities	—	7,583,670	7,583,670
Financing Cost- derivative warrant liabilities	—	315,080	315,080
Initial value of Class A common stock subject to possible redemption	220,164,430	(11,207,500)	208,956,930
Change in fair value of Class A common stock subject to possible redemption	(408,380)	(7,583,670)	(7,992,050)